Label	Element	Value
Risk Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2013
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2013
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2013
Prospectus Date	rr_ProspectusDate	Jan. 30, 2013
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPAX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPCX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPYX
TOUCHSTONE TOTAL RETURN BOND FUND (Prospectus Summary) | TOUCHSTONE TOTAL RETURN BOND FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPNX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMAX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFCX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMYX
TOUCHSTONE EMERGING MARKETS EQUITY FUND (Prospectus Summary) | TOUCHSTONE EMERGING MARKETS EQUITY FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMEIX
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEAX
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGECX
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGEYX
TOUCHSTONE GLOBAL EQUITY FUND SUMMARY (Prospectus Summary) | TOUCHSTONE GLOBAL EQUITY FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGFIX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
TOUCHSTONE GLOBAL REAL ESTATE FUND (Prospectus Summary) | TOUCHSTONE GLOBAL REAL ESTATE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFAX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFCX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFYX
TOUCHSTONE INTERNATIONAL FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE INTERNATIONAL FIXED INCOME FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFIX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVAX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVCX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVYX
TOUCHSTONE LARGE CAP RELATIVE VALUE FUND (Prospectus Summary) | TOUCHSTONE LARGE CAP RELATIVE VALUE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRVIX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEAX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSECX
TOUCHSTONE MARKET NEUTRAL EQUITY FUND (Prospectus Summary) | TOUCHSTONE MARKET NEUTRAL EQUITY FUND SUMMARY | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSEYX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus summary) | TOUCHSTONE SMALL CAP CORE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFAX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus summary) | TOUCHSTONE SMALL CAP CORE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFCX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus summary) | TOUCHSTONE SMALL CAP CORE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFYX
TOUCHSTONE SMALL CAP CORE FUND (Prospectus summary) | TOUCHSTONE SMALL CAP CORE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFIX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEAX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFECX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEYX
TOUCHSTONE FOCUSED EQUITY FUND (Prospectus Summary) | TOUCHSTONE FOCUSED EQUITY FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TFEIX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVAX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFCX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVYX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP VALUE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVIX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAPX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCJX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCPX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCTX
TOUCHSTONE MID CAP FUND (Prospectus Summary) | TOUCHSTONE MID CAP FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMPIX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
TOUCHSTONE PREMIUM YIELD EQUITY FUND (Prospectus Summary) | TOUCHSTONE PREMIUM YIELD EQUITY FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNAX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNCX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFSIX
TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND (Prospectus Summary) | TOUCHSTONE SANDS CAPITAL SELECT GROWTH FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSGX
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDYX
TOUCHSTONE SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDGX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
TOUCHSTONE SMALL CAP VALUE FUND (Prospectus Summary) | TOUCHSTONE SMALL CAP VALUE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDAX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDCX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSYYX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Class Z
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND (Prospectus Summary) | TOUCHSTONE ULTRA SHORT DURATION FIXED INCOME FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDIX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class A
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGAX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class C
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGCX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Class Y
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGYX
TOUCHSTONE MERGER ARBITRAGE FUND (Prospectus Summary) | TOUCHSTONE MERGER ARBITRAGE FUND | Institutional
Risk Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGLX